Services provided by the Group's auditors and network of firms (Details) - USD ($) $ in Thousands	12 Months Ended		18 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Oct. 31, 2018
Services provided by the Group's auditors and network of firms [Abstract]
Audit of Company	$ 1,032	$ 563	$ 12,223
Audit of subsidiaries	2,494	2,895	1,887
Total audit	3,526	3,458	14,110
Audit related assurance services	2,634	782	914
Other assurance services	0	0	664
Total assurance services	2,634	782	1,578
Tax compliance services	49	60	214
Tax advisory services	53	70	196
Services relating to taxation	102	130	410
Other non-audit services	7,470	1,842	35
Total	$ 13,732	$ 6,212	$ 16,133